                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Life Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher              Fairfield, Ohio   November 9, 2007
---------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total            23

Form 13F Information Table Value Total       422,797
                                         (thousands)

List of Other Included Managers

No.   File No.    Name
---   --------    ----
01    028-10798   Cincinnati Financial Corporation


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

                                  COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5
           ISSUER              TITLE OF CLASS      CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
           ------              ---------------   ---------   ---------   ----------------   ------
ALLIANCEBERNSTEIN              COMMON            01881G106    164,074        1,863,000      SH
DUKE ENERGY CORP               COMMON            26441C105     15,672          838,500      SH
FIFTH THIRD BANCORP            COMMON            316773100     35,104        1,036,125      SH
FORTUNE BRANDS INC             COMMON            349631101      8,149          100,000      SH
GENERAL ELECTRIC CO            COMMON            369604103      4,140          100,000      SH
GLIMCHER REALTY TRUST          COMMON            379302102     21,150          900,000      SH
HUNTINGTON BANCSHARES INC      COMMON            446150104      5,703          335,878      SH
JOHNSON & JOHNSON              COMMON            478160104      8,213          125,000      SH
KELLWOOD CORP                  CONVERTIBLE DEB   488044AF5      1,686        1,850,000      PRN
LINCOLN NATIONAL CORP          COMMON            534187109      9,896          150,000      SH
NATIONAL CITY CORPORATION      COMMON            635405103     40,346        1,608,032      SH
PARTNERRE LTD                  COMMON            G6852T105      3,778           47,828      SH
PFIZER INC                     COMMON            717081103      7,415          303,500      SH
PIEDMONT NATURAL GAS           COMMON            720186105        512           20,400      SH
PNC FINANCIAL SERVICES GROUP   COMMON            693475105     16,623          244,100      SH
PROCTER & GAMBLE CORPORATION   COMMON            742718109      7,386          105,000      SH
PRUDENTIAL PLC                 PREFERRED         G7293H189      2,315          100,000      SH
SPECTRA ENERGY CORP            COMMON            847560109     10,263          419,250      SH
SYSCO CORP                     COMMON            871829107        890           25,000      SH
U S BANCORP                    COMMON            902973304      8,133          250,000      SH
WACHOVIA CORP                  COMMON            929903102      2,006           40,000      SH
WELLS FARGO & CO               COMMON            949746101     27,071          760,000      SH
WYETH                          COMMON            983024100     22,275          500,000      SH
                                                              422,797

                                  COLUMN 6      COLUMN 7   COLUMN 8
           ISSUER              INVESTMENT DIS   OTH MGRS     SOLE       SHARED    NONE
           ------              --------------   --------   --------   ---------   ----
ALLIANCEBERNSTEIN              SHARED-OTHER        01         --      1,863,000    --
DUKE ENERGY CORP               SHARED-OTHER        01         --        838,500    --
FIFTH THIRD BANCORP            SHARED-OTHER        01         --      1,036,125    --
FORTUNE BRANDS INC             SHARED-OTHER        01         --        100,000    --
GENERAL ELECTRIC CO            SHARED-OTHER        01         --        100,000    --
GLIMCHER REALTY TRUST          SHARED-OTHER        01         --        900,000    --
HUNTINGTON BANCSHARES INC      SHARED-OTHER        01         --        335,878    --
JOHNSON & JOHNSON              SHARED-OTHER        01         --        125,000    --
KELLWOOD CORP                  SHARED-OTHER        01         --             --    --
LINCOLN NATIONAL CORP          SHARED-OTHER        01         --        150,000    --
NATIONAL CITY CORPORATION      SHARED-OTHER        01         --      1,608,032    --
PARTNERRE LTD                  SHARED-OTHER        01         --         47,828    --
PFIZER INC                     SHARED-OTHER        01         --        303,500    --
PIEDMONT NATURAL GAS           SHARED-OTHER        01         --         20,400    --
PNC FINANCIAL SERVICES GROUP   SHARED-OTHER        01         --        244,100    --
PROCTER & GAMBLE CORPORATION   SHARED-OTHER        01         --        105,000    --
PRUDENTIAL PLC                 SHARED-OTHER        01         --             --    --
SPECTRA ENERGY CORP            SHARED-OTHER        01         --        419,250    --
SYSCO CORP                     SHARED-OTHER        01         --         25,000    --
U S BANCORP                    SHARED-OTHER        01         --        250,000    --
WACHOVIA CORP                  SHARED-OTHER        01         --         40,000    --
WELLS FARGO & CO               SHARED-OTHER        01         --        760,000    --
WYETH                          SHARED-OTHER        01         --        500,000    --


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